Financial Instruments - Reconciliation of Changes in the Fair Value of Available for Sale Financial Assets (Detail) - Level 3 of Fair Value Hierarchy [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [Line Items]
Fair Value, Beginning of Year	$ 38	$ 37
Change in Fair Value	14	1
Fair Value, End of Year	$ 52	$ 38